Apr. 29, 2026
Venerable High Yield Fund | Venerable High Yield Fund
Investment Objective:
The Venerable High Yield Fund (the "Fund") seeks to earn a high level of current income with a secondary goal of seeking capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.65%	0.65%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Operating Expenses	1.10%[1]	0.80%
Less Waivers and Reimbursements[2]	(0.38%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.72%	0.80%

[1]  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.

[2]  Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.72% for Class V shares and 0.80% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$74	$312	$569	$1,306
Class I Shares	$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

High yield debt securities are those that are rated below investment grade, also known as "junk bonds." High yield debt securities are rated at the time of purchase below the top four ratings categories by at least one independent rating agency such as S&P Global Ratings (S&P) (rated BB+ and lower) and Moody's Investors Service (Moody's) (rated Ba1 and lower) or, if unrated, are determined to be of comparable quality by FT. Corporate issuers may include corporate or other business entities in which a sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest.

Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. Debt securities include bonds; notes; debentures; convertible securities; bank loans and corporate loans; and senior and subordinated debt securities.

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody's or S&P (or deemed comparable by FT). The Fund may purchase loans and other direct indebtedness, including bank loans (also called "leveraged loans"). The Fund may also invest in defaulted debt securities.

The Fund may invest in debt securities of any maturity or duration. The Fund may invest in U.S. dollar denominated debt securities of issuers located in developed markets.

The Fund may purchase or receive equity securities and rights offerings, including in connection with restructurings.

The Fund may enter into certain derivative transactions, principally high yield credit default swaps and U.S. Treasury futures. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to interest rates, durations and credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. Derivatives that provide exposure to high yield corporate debt securities or to one or more market risk factors associated with such securities may be used to satisfy the Fund's policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities. The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Venerable High Yield Fund – Class V
Best Quarter: 3.51% 2nd quarter 2025 Worst Quarter: -0.71% 1st quarter 2025

Best Quarter: 3.51% 2nd quarter 2025 Worst Quarter: -0.71% 1st quarter 2025

Average Annual Total Returns (for the periods ended December 31, 2025)
This table compares the Fund's average annual total returns to those of a broad-based securities market index.
	1 Year	Since Inception (9/4/2024)
Venerable High Yield Fund – Class V	8.49%	6.82%
Venerable High Yield Fund – Class I	8.52%	6.75%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index Return (reflects no deduction for fees, expenses or taxes)	8.62%	7.89%